Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2015 and 2014 was as follows:

(Millions)	2015	2014
Senior notes, 6.125%, due 2015 (1)	$—	$229.3
Senior notes, 5.95%, due 2017	402.4	418.3
Senior notes, 1.75%, due 2017	249.6	249.2
Senior notes, 1.5%, due 2017	499.1	498.6
Senior notes, 2.2%, due 2019	374.8	374.7
Senior notes, 3.95%, due 2020	746.0	745.2
Senior notes, 5.45%, due 2021	674.9	688.6
Senior notes, 4.125%, due 2021	496.2	495.5
Senior notes, 2.75%, due 2022	988.4	986.8
Senior notes, 3.5%, due 2024	747.2	746.9
Senior notes, 6.625%, due 2036	769.9	769.8
Senior notes, 6.75%, due 2037	530.8	530.7
Senior notes, 4.5%, due 2042	481.4	480.8
Senior notes, 4.125%, due 2042	493.1	492.8
Senior notes, 4.75%, due 2044	374.2	374.1
Total long-term debt	7,828.0	8,081.3
Less current portion of long-term debt	—	229.3
Total long-term debt, less current portion	$7,828.0	$7,852.0

(1)	The 6.125% senior notes were repaid in January 2015. These notes were classified as current in the consolidated balance sheet at December 31, 2014.